DWS Money Market Prime Series Shareholder Fees - ClassACS [Member] - DWS Money Market Prime Series	Jul. 31, 2025 USD ($)
DWS Cash Investment Trust Class A
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Account Fee	$ 20
DWS Cash Investment Trust Class C
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Account Fee	$ 20
DWS Cash Investment Trust Class S
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Account Fee	$ 20